General Information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
General Information

Note 1 – General Information

Check-Cap Ltd. (the “Company”) was incorporated under the laws of the State of Israel and historically engaged in the research, development and clinical evaluation of the C-Scan System, a capsule-based colorectal cancer screening technology. Following negative outcomes from calibration studies and adverse regulatory guidance, the Company discontinued all research and development activities during 2023 and 2024, terminated all clinical programs, and substantially wound down operating activities.

The Company’s primary focus in 2024 and 2025 has been the evaluation and execution of strategic alternatives, including a corporate restructuring, cash preservation, and a proposed business combination with MBody AI Corp., a Nevada corporation (“MBody AI”).

The Company has two wholly owned subsidiaries:

●	Check-Cap US Inc., a Delaware corporation

●	Check-Cap Canada Inc., incorporated April 9, 2024

The Company’s shares trade on the Nasdaq Capital Market under the symbol “CHEK.”